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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2010
                                               ----------
Check here if Amendment[ ]: Amendment Number:
                                               ----------

This Amendment (Check only one):
[ ] is a restatement
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Netols Asset Management, Inc.
                --------------------------------------
Address:        1045 W. Glen Oaks Lane, Suite 202
                --------------------------------------
                Mequon, WI 53092
                --------------------------------------

Form 13F File Number 28-12202

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:           Jeffrey W. Netols
                ------------------
Title:          President
                ------------------
Phone:          262-240-2930
                ------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey W. Netols
--------------------------
(Signature)

Mequon, WI
--------------------------
(City, State)

August 6, 2010
--------------------------

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

28-01190 Frank Russell Company

                             Form 13F Summary Page

                                Report Summary:


Number of Other Included Managers:
          1
    --------
Form 13F Information Table Entry Total:
        140
    --------
Form 13F Information Table Value Total:
    631,006 (thousands)
    ========

          List of Other Included Managers: Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

    NO.     FORM 13F FILE NO.                       NAME
    ---     -----------------                       ----
    1       28-12088                                Forward Management, LLC

                                              FORM 13F INFORMATION TABLE
                                                        6/30/2010

    COLUMN 1     COLUMN 2  COLUMN 3  COLUMN 4                       COLUMN 5             COLUMN 6  COLUMN 7          COLUMN 8



      NAME       TITLE               VALUE              SHARES/    SH/PRN PUT/CALL INVESTMENT  OTHER        VOTING AUTHORITY
    OF ISSUER   OF CLASS   CUSIP   (X$1,000)           PRINCIPAL                   DISCRETION MANAGERS      SOLE   SHARED   NONE
ARBITRON INC       COM   03875Q108       35                 1,368    SH              OTHER           1                 1,368
ARBITRON INC       COM   03875Q108    5,980               233,305    SH               SOLE                   233,305
ALEXANDER &        COM   014482103       51                 1,728    SH              OTHER           1                 1,728
BALDWIN INC
ALEXANDER &        COM   014482103    8,835               296,679    SH               SOLE                   296,679
BALDWIN INC
AMERICAN SCIENCE   COM   029429107       45                   593    SH              OTHER           1                   593
& ENGR INC
AMERICAN SCIENCE   COM   029429107    7,828               102,722    SH               SOLE                   102,722
& ENGR INC
ANN TAYLOR         COM   036115103       65                 4,020    SH              OTHER           1                 4,020
STORES CORP
ANN TAYLOR         COM   036115103   11,289               693,833    SH               SOLE                   693,833
STORES CORP
ADVANCED ENERGY    COM   007973100       42                 3,449    SH              OTHER           1                 3,449
INDS
ADVANCED ENERGY    COM   007973100    7,297               593,769    SH               SOLE                   593,769
INDS
ASTORIA FINL       COM   046265104       55                 3,963    SH              OTHER           1                 3,963
CORP
ASTORIA FINL       COM   046265104    9,403               683,340    SH               SOLE                   683,340
CORP
BANK HAWAII CORP   COM   062540109       55                 1,134    SH              OTHER           1                 1,134
BANK HAWAII CORP   COM   062540109    9,406               194,537    SH               SOLE                   194,537
CACI INTL INC     CL A   127190304       68                 1,601    SH              OTHER           1                 1,601
CACI INTL INC     CL A   127190304   11,755               276,720    SH               SOLE                   276,720
CARPENTER          COM   144285103       62                 1,892    SH              OTHER           1                 1,892
TECHNOLOGY CORP
CARPENTER          COM   144285103   10,788               328,602    SH               SOLE                   328,602
TECHNOLOGY CORP
CHEESECAKE         COM   163072101       60                 2,706    SH              OTHER           1                 2,706
FACTORY INC
CHEESECAKE         COM   163072101   10,413               467,773    SH               SOLE                   467,773
FACTORY INC
CORINTHIAN         COM   218868107       40                 4,035    SH              OTHER           1                 4,035
COLLEGES INC
CORINTHIAN         COM   218868107    6,804               690,732    SH               SOLE                   690,732
COLLEGES INC
CARTER INC         COM   146229109       71                 2,693    SH              OTHER           1                 2,693
CARTER INC         COM   146229109   12,176               463,857    SH               SOLE                   463,857
CEDAR SHOPPING   COM NEW 150602209       38                 6,251    SH              OTHER           1                 6,251
CTRS INC
CEDAR SHOPPING   COM NEW 150602209    6,411             1,064,936    SH               SOLE                 1,064,936
CTRS INC
COMMUNITY BK SYS   COM   203607106       33                 1,517    SH              OTHER           1                 1,517
INC
COMMUNITY BK SYS   COM   203607106    5,764               261,639    SH               SOLE                   261,639
INC
COMPASS MINERALS   COM   20451N101       87                 1,242    SH              OTHER           1                 1,242
INTL INC
COMPASS MINERALS   COM   20451N101   15,080               214,572    SH               SOLE                   214,572
INTL INC
DOMINOS PIZZA      COM   25754A201       56                 4,962    SH              OTHER           1                 4,962
DOMINOS PIZZA      COM   25754A201    9,667               855,471    SH               SOLE                   855,471
DREAMWORKS        CL A   26153C103       53                 1,852    SH              OTHER           1                 1,852
ANIMATION SKG
INC
DREAMWORKS        CL A   26153C103    8,974               314,340    SH               SOLE                   314,340
ANIMATION SKG
INC
EAGLE BULK         COM   Y2187A101       46                10,842    SH              OTHER           1                10,842
SHIPPING INC
EAGLE BULK         COM   Y2187A101    7,802             1,848,768    SH               SOLE                 1,848,768
SHIPPING INC
ENTEGRIS INC       COM   29362U104       42                10,699    SH              OTHER           1                10,699
ENTEGRIS INC       COM   29362U104    7,301             1,839,033    SH               SOLE                 1,839,033
FAIRCHILD          COM   303726103       52                 6,215    SH              OTHER           1                 6,215
SEMICONDUCTOR
INTL
FAIRCHILD          COM   303726103    8,994             1,069,410    SH               SOLE                 1,069,410
SEMICONDUCTOR
INTL
FIRST INDUSTRIAL   COM   32054K103       28                 5,859    SH              OTHER           1                 5,859
REALTY TRUST INC
FIRST INDUSTRIAL   COM   32054K103    4,811               998,237    SH               SOLE                   998,237
REALTY TRUST INC
FIRST MIDWEST      COM   320867104       47                 3,858    SH              OTHER           1                 3,858
BANCORP DEL
FIRST MIDWEST      COM   320867104    8,028               660,212    SH               SOLE                   660,212
BANCORP DEL
FOREST OIL CORP  COM PAR 346091705       77                 2,832    SH              OTHER           1                 2,832
                  $0.01
FOREST OIL CORP  COM PAR 346091705   13,400               489,772    SH               SOLE                   489,772
                  $0.01
FAIR ISAAC CORP    COM   303250104       64                 2,953    SH              OTHER           1                 2,953
FAIR ISAAC CORP    COM   303250104   11,148               511,609    SH               SOLE                   511,609
GARDNER DENVER     COM   365558105       60                 1,341    SH              OTHER           1                 1,341
INC
GARDNER DENVER     COM   365558105   10,283               230,614    SH               SOLE                   230,614
INC
GENTIVA HEALTH     COM   37247A102       67                 2,464    SH              OTHER           1                 2,464
SERVICES INC
GENTIVA HEALTH     COM   37247A102   11,405               422,262    SH               SOLE                   422,262
SERVICES INC
GTSI CORP          COM   36238K103       16                 3,019    SH              OTHER           1                 3,019
GTSI CORP          COM   36238K103    1,541               282,307    SH               SOLE                   282,307
GENERAL MARITIME   SHS   Y2693R101       47                 7,857    SH              OTHER           1                 7,857
CORP NEW
GENERAL MARITIME   SHS   Y2693R101    8,173             1,353,235    SH               SOLE                 1,353,235
CORP NEW
GENESEE & WYO     CL A   371559105       61                 1,637    SH              OTHER           1                 1,637
INC
GENESEE & WYO     CL A   371559105   10,568               283,249    SH               SOLE                   283,249
INC
GIBRALTAR INDS     COM   374689107       28                 2,733    SH              OTHER           1                 2,733
INC
GIBRALTAR INDS     COM   374689107    4,729               468,207    SH               SOLE                   468,207
INC
GLACIER BANCORP    COM   37637Q105       54                 3,668    SH              OTHER           1                 3,668
INC NEW
GLACIER BANCORP    COM   37637Q105    9,275               632,257    SH               SOLE                   632,257
INC NEW
HAEMONETICS CORP   COM   405024100       51                   944    SH              OTHER           1                   944
HAEMONETICS CORP   COM   405024100    8,790               164,235    SH               SOLE                   164,235
HARMONIC INC       COM   413160102       36                 6,540    SH              OTHER           1                 6,540
HARMONIC INC       COM   413160102    6,114             1,123,837    SH               SOLE                 1,123,837
HSN INC            COM   404303109       54                 2,267    SH              OTHER           1                 2,267
HSN INC            COM   404303109    9,267               386,119    SH               SOLE                   386,119
IDEX CORP          COM   45167R104       44                 1,531    SH              OTHER           1                 1,531
IDEX CORP          COM   45167R104    7,519               263,191    SH               SOLE                   263,191
ION GEOPHYSICAL    COM   462044108       30                 8,742    SH              OTHER           1                 8,742
CORP
ION GEOPHYSICAL    COM   462044108    5,289             1,519,901    SH               SOLE                 1,519,901
CORP
KANSAS CITY      COM NEW 485170302       56                 1,534    SH              OTHER           1                 1,534
SOUTHERN
KANSAS CITY      COM NEW 485170302    9,625               264,800    SH               SOLE                   264,800
SOUTHERN
KAYDON CORP        COM   486587108       46                 1,391    SH              OTHER           1                 1,391
KAYDON CORP        COM   486587108    7,925               241,166    SH               SOLE                   241,166
LANCE INC          COM   514606102       26                 1,548    SH              OTHER           1                 1,548
LANCE INC          COM   514606102    4,506               273,248    SH               SOLE                   273,248
LIFEPOINT          COM   53219L109       53                 1,684    SH              OTHER           1                 1,684
HOSPITALS INC
LIFEPOINT          COM   53219L109    9,074               288,972    SH               SOLE                   288,972
HOSPITALS INC
MANTECH INTL      CL A   564563104       61                 1,426    SH              OTHER           1                 1,426
CORP
MANTECH INTL      CL A   564563104   10,564               248,154    SH               SOLE                   248,154
CORP
MAGELLAN HEALTH  COM NEW 559079207       47                 1,281    SH              OTHER           1                 1,281
SVCS INC
MAGELLAN HEALTH  COM NEW 559079207    8,032               221,149    SH               SOLE                   221,149
SVCS INC
MGIC INVT CORP     COM   552848103       33                 4,804    SH              OTHER           1                 4,804
WIS
MGIC INVT CORP     COM   552848103    5,720               830,172    SH               SOLE                   830,172
WIS
MEDICAL ACTION     COM   58449L100       38                 3,177    SH              OTHER           1                 3,177
INDS INC
MEDICAL ACTION     COM   58449L100    6,331               528,048    SH               SOLE                   528,048
INDS INC
MERIT MED SYS      COM   589889104       76                 4,742    SH              OTHER           1                 4,742
INC
MERIT MED SYS      COM   589889104   13,254               824,785    SH               SOLE                   824,785
INC
MID-AMER APT       COM   59522J103       70                 1,361    SH              OTHER           1                 1,361
CMNTYS INC
MID-AMER APT       COM   59522J103   12,132               235,704    SH               SOLE                   235,704
CMNTYS INC
MODINE MFG CO      COM   607828100       36                 4,648    SH              OTHER           1                 4,648
MODINE MFG CO      COM   607828100    6,052               788,001    SH               SOLE                   788,001
NORTH AMERN        COM   656844107       44                 4,963    SH              OTHER           1                 4,963
ENERGY PARTNERS
NORTH AMERN        COM   656844107    7,512               850,743    SH               SOLE                   850,743
ENERGY PARTNERS
NORDSON CORP       COM   655663102       39                   694    SH              OTHER           1                   694
NORDSON CORP       COM   655663102    6,707               119,600    SH               SOLE                   119,600
OLD NATL BANCORP   COM   680033107       53                 5,086    SH              OTHER           1                 5,086
IND
OLD NATL BANCORP   COM   680033107    9,074               875,841    SH               SOLE                   875,841
IND
PROSPERITY         COM   743606105       49                 1,417    SH              OTHER           1                 1,417
BANCSHARES INC
PROSPERITY         COM   743606105    8,433               242,665    SH               SOLE                   242,665
BANCSHARES INC
PSS WORLD MED      COM   69366A100       81                 3,808    SH              OTHER           1                 3,808
INC
PSS WORLD MED      COM   69366A100   13,852               654,963    SH               SOLE                   654,963
INC
REHABCARE GROUP    COM   759148109       57                 2,601    SH              OTHER           1                 2,601
INC
REHABCARE GROUP    COM   759148109    9,738               447,117    SH               SOLE                   447,117
INC
ROBBINS & MYERS    COM   770196103       47                 2,143    SH              OTHER           1                 2,143
INC
ROBBINS & MYERS    COM   770196103    8,095               372,356    SH               SOLE                   372,356
INC
SPARTECH CORP    COM NEW 847220209       54                 5,253    SH              OTHER           1                 5,253
SPARTECH CORP    COM NEW 847220209    9,235               900,934    SH               SOLE                   900,934
SUNRISE SENIOR     COM   86768K106       10                 3,611    SH              OTHER           1                 3,611
LIVING INC
SUNRISE SENIOR     COM   86768K106    1,694               609,360    SH               SOLE                   609,360
LIVING INC
SUN COMMUNITIES    COM   866674104       84                 3,238    SH              OTHER           1                 3,238
INC
SUN COMMUNITIES    COM   866674104   14,443               556,355    SH               SOLE                556,355.48
INC
SUPERIOR ENERGY    COM   868157108       47                 2,495    SH              OTHER           1                 2,495
SVS INC
SUPERIOR ENERGY    COM   868157108    7,946               425,578    SH               SOLE                   425,578
SVS INC
HANOVER INS        COM   410867105       63                 1,441    SH              OTHER           1                 1,441
GROUP INC
HANOVER INS        COM   410867105   10,809               248,487    SH               SOLE                   248,487
GROUP INC
TENNECO INC        COM   880349105       54                 2,586    SH              OTHER           1                 2,586
TENNECO INC        COM   880349105    9,556               453,745    SH               SOLE                   453,745
TETRA TECH INC     COM   88162G103       37                 1,907    SH              OTHER           1                 1,907
NEW
TETRA TECH INC     COM   88162G103    6,356               324,144    SH               SOLE                   324,144
NEW
TITAN INTL INC     COM   88830M102       49                 4,953    SH              OTHER           1                 4,953
ILL
TITAN INTL INC     COM   88830M102    8,529               855,485    SH               SOLE                   855,485
ILL
TRACTOR SUPPLY     COM   892356106       69                 1,133    SH              OTHER           1                 1,133
CO
TRACTOR SUPPLY     COM   892356106   12,005               196,906    SH               SOLE                   196,906
CO
TREEHOUSE FOODS    COM   89469A104       85                 1,851    SH              OTHER           1                 1,851
INC
TREEHOUSE FOODS    COM   89469A104   14,647               320,778    SH               SOLE                   320,778
INC
TUTOR PERINI       COM   901109108       36                 2,169    SH              OTHER           1                 2,169
CORP
TUTOR PERINI       COM   901109108    6,190               375,622    SH               SOLE                   375,622
CORP
UNITED NAT FOODS   COM   911163103       66                 2,194    SH              OTHER           1                 2,194
INC
UNITED NAT FOODS   COM   911163103   11,385               381,015    SH               SOLE                   381,015
INC
U S PHYSICAL       COM   90337L108       44                 2,620    SH              OTHER           1                 2,620
THERAPY INC
U S PHYSICAL       COM   90337L108    7,767               460,137    SH               SOLE                   460,137
THERAPY INC
WABTEC CORP        COM   929740108       56                 1,407    SH              OTHER           1                 1,407
WABTEC CORP        COM   929740108    9,764               244,769    SH               SOLE                   244,769
WESTAMERICA        COM   957090103       71                 1,359    SH              OTHER           1                 1,359
BANCORPORATION
WESTAMERICA        COM   957090103   12,414               236,368    SH               SOLE                   236,368
BANCORPORATION
WHITING PETE       COM   966387102       90                 1,152    SH              OTHER           1                 1,152
CORP NEW
WHITING PETE       COM   966387102   15,686               200,020    SH               SOLE                   200,020
CORP NEW

TOTAL                               631,006            37,599,153                                         37,380,469 218,684
                                   ====================================                              ===========================